Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amman Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit before tax for the year	$ 40	$ 40
Effect on equity	$ 40	$ 40
Saudi Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit before tax for the year
Effect on equity	$ 389	$ 511
Qatar Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit before tax for the year	$ 46	$ 23
Effect on equity	$ 46	$ 23
Abu Dhabi Security Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit before tax for the year	$ 70	$ 76
Effect on equity	$ 70	$ 76
New York Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit before tax for the year	$ 131	$ 175
Effect on equity	$ 166	$ 202
Kuwait Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit before tax for the year
Effect on equity	$ 7	$ 9
London Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit before tax for the year	$ 322	$ 330
Effect on equity	$ 367	$ 382
Other quoted [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit before tax for the year	$ 52	$ 782
Effect on equity	$ 118	$ 871